Rule 497(e)
                                                             File Nos. 333-90449
                                                                   And 811-09667

                        Supplement Dated January 8, 2004
                            To the prospectus of the

        Advisor Flexible Premium Variable Universal Life Insurance Policy
                                Dated May 1, 2003

                                    Issued by
                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                       and
                    CANADA LIFE INSURANCE COMPANY OF AMERICA

Please note the following changes to your prospectus.

Effective immediately, the Home Office and Variable Life Service Center of the Canada Life Insurance Company of America has moved to a new location. Therefore, the address and telephone number listed in the prospectus for the Home Office and Variable Life Service Center is replaced with the following address and telephone number:

                                   Home Office
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                                 (800) 537-2033

                          Variable Life Service Center
                             8515 East Orchard Road
                     Attn: Key Business Insurance Group 9T2
                        Greenwood Village, Colorado 80111
                                 (888) 353-2654

Further, effective immediately, the Policy will no longer be available to new investors. Existing Policyowners may do the following (subject to the terms and conditions contained in the prospectus and supplements to the prospectus):

     o    transfer amounts in and out of the Subaccounts;

     o    withdraw amounts from the Subaccounts; and

     o    maintain your current investment in the Subaccounts.

Annually updated prospectuses for the Policy will no longer be prepared or delivered. However, existing Policyowners will continue to receive other types of information in order to keep abreast of their investments and other activity arising under their Policies. This information may include the following:

     (1) current prospectuses, annual and semi-annual reports, and other periodic reports of the underlying Portfolios;

     (2)  confirmations of Policyowner transactions;

     (3) audited financial statements of Canada Life Insurance Company of America and the Canada Life of America Variable Life Account 1; and

     (4) an annual statement of the number of units and values in each Policyowner's account.

This Supplement must be accompanied by, or read in conjunction with, the current prospectus, dated May 1, 2003.

                Please keep this Supplement for future reference.

                                                                     Rule 497(e)
                                                             File Nos. 333-90449
                                                                   And 811-09667


                        Supplement Dated January 8, 2004
                            To the prospectus of the

       Prestige Flexible Premium Variable Universal Life Insurance Policy
                                Dated May 1, 2003

                                    Issued by
                 CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
                                       and
                    CANADA LIFE INSURANCE COMPANY OF AMERICA

Please note the following changes to your prospectus.

Effective immediately, the Home Office and Variable Life Service Center of the Canada Life Insurance Company of America has moved to a new location. Therefore, the address and telephone number listed in the prospectus for the Home Office and Variable Life Service Center is replaced with the following address and telephone number:

                                   Home Office
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                                 (800) 537-2033

                          Variable Life Service Center
                             8515 East Orchard Road
                     Attn: Key Business Insurance Group, 9T2
                        Greenwood Village, Colorado 80111
                                 (888) 353-2654

Further, immediately, the Policy will no longer be available to new investors. Existing Policyowners may do the following (subject to the terms and conditions contained in the prospectus and supplements to the prospectus):

     o    transfer amounts in and out of the Subaccounts;

     o    withdraw amounts from the Subaccounts; and

     o    maintain your current investment in the Subaccounts.

Annually updated prospectuses for the Policy will no longer be prepared or delivered. However, existing Policyowners will continue to receive other types of information in order to keep abreast of their investments and other activity arising under their Policies. This information may include the following:

     (1) current prospectuses, annual and semi-annual reports, and other periodic reports of the underlying Portfolios;

     (2)  confirmations of Policyowner transactions;

     (3) audited financial statements of Canada Life Insurance Company of America and the Canada Life of America Variable Life Account 1; and

     (4) an annual statement of the number of units and values in each Policyowner's account.

This Supplement must be accompanied by, or read in conjunction with, the current prospectus, dated May 1, 2003.

                Please keep this Supplement for future reference.